SHAREHOLDERS' EQUITY (Description of Plans) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2010	Oct. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental effect		$ 970
Recorded incremental effect	$ 62	$ 685
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized			6,015,500
Shares available for grant	150,388		7,015,500	1,000,000